As filed with the Securities and Exchange Commission on March 14, 2025

Registration No. 333-276893

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

(Check appropriate box or boxes.)

MassMutual Ascend Life Insurance Company

(Name of Insurance Company)

191 Rosa Parks Street, Cincinnati, Ohio 45202

(513) 361-9000

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

John P. Gruber

MassMutual Ascend Life Insurance Company

191 Rosa Parks Street, Cincinnati, Ohio 45202

(513) 361-9000

(Name, Address, including zip code, and telephone number, including area code, of Agent for Service)

Approximate Date of Proposed Public Offering: Continuously after the registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 17, 2025, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act

☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment is to delay the effective date of Post-Effective Amendment No. 2 to Registration Statement File No.  333-276893 filed on February 14, 2025. Parts A, B and C of Amendment No. 2 are incorporated by reference herein.

SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on March 14, 2025.

MassMutual Ascend Life Insurance Company

March 14, 2025	By:	/s/ Brian P. Sponaugle
Brian P. Sponaugle
Senior Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-4 for the Individual Index-linked Modified Single Premium Deferred Annuity Contracts has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Dominic L. Blue* Dominic L. Blue*	Director Chief Executive Officer (principal executive officer)	March 14, 2025

/s/ Susan M. Cicco* Susan M. Cicco*	Director	March 14, 2025

/s/ Geoffrey J. Craddock* Geoffrey J. Craddock*	Director	March 14, 2025

/s/ Roger W. Crandall* Roger W. Crandall*	Director	March 14, 2025

/s/ Mary Jane Fortin* Mary Jane Fortin*	Chief Financial Officer (principal financial officer) Director	March 14, 2025

/s/ Vy Ho* Vy Ho*	Director	March 14, 2025

/s/ Paul A. LaPiana* Paul A. LaPiana*	Director	March 14, 2025

/s/ Sears Merritt* Sears Merritt*	Director	March 14, 2025

/s/ Mark F. Muething* Mark F. Muething*	President Director	March 14, 2025

/s/ Michael J. O’Connor* Michael J. O’Connor*	Director	March 14, 2025

/s/ Eric W. Partlan* Eric W. Partlan*	Director	March 14, 2025

/s/ Brian P. Sponaugle Brian P. Sponaugle	Principal Accounting Officer	March 14, 2025

*By:	/s/ John P. Gruber John P. Gruber	As Attorney-in-Fact pursuant to powers of attorney filed herewith

Date: March 14, 2025